Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock awards/incentive granted	0.2	[1]
Total Pre-tax share based compensation expense	$ 53		$ 51	$ 65
Income tax benefit related to share based compensation expense during the period	19		19	25
Unrecognized share based compensation expense related to non vested awards	$ 58
Weighted -average period of recognition, years	2 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent Payout of Awarded Units	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent Payout of Awarded Units	200.00%
Restricted Stock And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock awards/incentive granted	1.5
Weighted-Average Grant Date Fair Value	$ 27.83		$ 25.48	$ 23.78
2009 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common stock authorized to issue under plan	40.0
Common stock awards/incentive granted	24.8
Shares available for future awards	15.2
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recorded in consolidated statement of income, years	3 years

[1]	Based on target number of shares of common stock subject to each grant of performance stock units.